Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

The cash and cash equivalents item is broken down as follows (in thousands of Euros):

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Cash	146,374	32,054	77,236
Cash equivalent term deposits	110,100	105,826	45,534

Total cash and cash equivalent as reported in statement of financial position	256,473	137,880	122,770

Bank overdrafts	—	—	—

Total net cash and cash equivalents as reported in the statement of cash flow	256,473	137,880	122,770